PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Expenses Recognized in Income Statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Total	$ 430	$ 435	$ 478
Cost of sales
Disclosure of defined benefit plans [line items]
Total	189	142	212
Selling, general and administrative expenses
Disclosure of defined benefit plans [line items]
Total	34	30	34
Financing costs - net
Disclosure of defined benefit plans [line items]
Total	207	263	232
Net periodic pension cost
Disclosure of defined benefit plans [line items]
Total	225	204	263
Net periodic OPEB cost
Disclosure of defined benefit plans [line items]
Total	$ 205	$ 231	$ 215